May 2, 2007

VIA EDGAR

The United States Securities

and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Genworth Life & Annuity VL Separate Account 1 Genworth Life and Annuity Insurance Company File Nos. 333-72572; 811-04885

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life & Annuity VL Separate Account 1 (the “Separate Account”) and Genworth Life and Annuity Insurance Company (the “Company”), we certify that the form of prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 16 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 23, 2007, and became effective on May 1, 2007.

Please contact the undersigned at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/s/ Heather Harker

Heather Harker

Vice President and Associate General Counsel